CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 11 － CONCENTRATION OF RISK

The Company is exposed to the following concentration of risk:

(a)	Major customers

For the years ended December 31, 2022, 2023 and 2024, there was no single customer who accounted for 10% or more of the Company’s revenues.

The majority of the Company’s customers are located in Singapore.

(b)	Major vendors

For the years ended December 31, 2022, 2023 and 2024, the vendors, being related parties, who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at year-end dates, are presented as follows:

	Year ended December 31, 2022		As of December 31, 2022
Vendor	Cost of goods sold	Percentage of Cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	972,254	43%	539,858
HTL Manufacturing Pte. Ltd. (related party)	711,319	31%	-

	Year ended December 31, 2023		As of December 31, 2023
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	1,034,559	72%	584,579

	Year ended December 31, 2024		As of December 31, 2024
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	850,935	60%	48,324
HTL Furniture (China) Co., Ltd. (related party)	152,764	11%	153,967

All of the Company’s major vendors are located in Singapore and China.

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. Cash equivalents are maintained with high credit quality institutions in Singapore, the composition and maturities of which are regularly monitored by the management. The Singapore Deposit Protection Board pays compensation up to a limit of $73,200 (SGD100,000), if the bank in Singapore with which an individual/a company hold its eligible deposit fails.

As of December 31, 2024, cash and cash equivalents of $3.4 million was maintained at financial institutions in Singapore, of which approximately $3.2 million was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of SGD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Economic and political risk

The Company’s major operations are conducted in Singapore. Accordingly, the political, economic, and legal environments in Singapore, as well as the general state of Singapore’s economy may influence the Company’s business, financial condition, and results of operations.